LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 421	$ 438
Offices and Cars [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	6 years
Extended period of lease term	1 year